Borrowings - Schedule of Federal Home Loan Bank Advances (Parentheticals) (Details)	Jun. 30, 2024
Federal Home Loan Bank Advances Maturing July 2025 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	4.88%
Federal Home Loan Bank Advances Maturing January 2026 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	4.35%
Federal Home Loan Bank Advances Maturing December 2026 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	4.20%